Investment Objectives and Goals - FT Vest Laddered Autocallable Buffer & Resilient Income ETF	Oct. 06, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest Laddered Autocallable Buffer & Resilient Income ETF (ACYB)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The FT Vest Laddered Autocallable Buffer & Resilient Income ETF (the "Fund") seeks to provide investors with distributions while providing reduced downside risk to equity markets.